N-2 - shares		Feb. 27, 2026	Dec. 31, 2025
Cover [Abstract]
Entity Central Index Key		0001513363
Amendment Flag		false
Entity Inv Company Type		N-2
Document Type		N-2ASR
Entity Registrant Name		FIDUS INVESTMENT CORPORATION
Entity Address, Address Line One		1603 Orrington Avenue
Entity Address, Address Line Two		Suite 1005
Entity Address, City or Town		Evanston
Entity Address, State or Province		IL
Entity Address, Postal Zip Code		60201
City Area Code		847
Local Phone Number		859-3940
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		true
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		false
Business Development Company [Flag]		true
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		Yes
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Other Annual Expenses [Abstract]
Purpose of Fee Table , Note [Text Block]
The information in “Item 5. Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities — Fees and Expenses” in Part II of our most recent Annual Report on Form 10-K is incorporated by reference herein.

Financial Highlights [Abstract]
Senior Securities, Note [Text Block]
SENIOR SECURITIES
Information about our senior securities as of the fiscal years ended December 31, 2025 to 2016 is located in the notes to our consolidated financial statements under the caption “Note 6. Debt” in our most recent Annual Report on Form 10-K, which has been audited by our independent registered public accounting firm whose reports thereon are incorporated by reference in this prospectus, and is incorporated herein by reference.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]		Our investment objective is to provide attractive risk-adjusted returns by generating both current income from our debt investments and capital appreciation from our equity related investments. Our investment strategy includes partnering with business owners, management teams and financial sponsors by providing customized financing for ownership transactions, recapitalizations, strategic acquisitions, business expansion and other growth initiatives. We seek to maintain a diversified portfolio of investments in order to help mitigate the potential effects of adverse economic events related to particular companies, regions or industries.
Risk Factors [Table Text Block]
RISK FACTORS
Investing in our securities involves a number of significant risks. In addition to the other information contained in this prospectus and any accompanying prospectus supplement, you should consider carefully the following information before making an investment in our securities. Before deciding whether to invest in our securities, you should carefully consider the risks and uncertainties described in the section titled “Risk Factors” in the applicable prospectus supplement and any related free writing prospectus, and discussed in the section titled “Risk Factors” in Part I, Item 1A of our most recent Annual Report on Form 10-K and any subsequent filings we have made with the SEC that are incorporated by reference into this prospectus or any prospectus supplement, together with other information in this prospectus, the documents incorporated by reference in this prospectus or any prospectus supplement, and any free writing prospectus that we may authorize for use in connection with this offering. The risks and uncertainties described in these documents could materially adversely affect our business, financial condition and results of operations. The risks described in these documents are not the only ones we face. Additional risks and uncertainties that we are unaware of, or that we currently believe are not material, also may become important factors that could adversely affect our business. Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks actually occurs, our business, reputation, financial condition, results of operations, revenue, and future prospects could be seriously harmed. This could cause our net asset value and the trading price of our securities to decline, resulting in a loss of all or part of your investment. Please also read carefully the section titled “Special Note Regarding Forward-Looking Statements” in this prospectus.

Risk [Text Block]
Investing in our securities involves a number of significant risks. In addition to the other information contained in this prospectus and any accompanying prospectus supplement, you should consider carefully the following information before making an investment in our securities. Before deciding whether to invest in our securities, you should carefully consider the risks and uncertainties described in the section titled “Risk Factors” in the applicable prospectus supplement and any related free writing prospectus, and discussed in the section titled “Risk Factors” in Part I, Item 1A of our most recent Annual Report on Form 10-K and any subsequent filings we have made with the SEC that are incorporated by reference into this prospectus or any prospectus supplement, together with other information in this prospectus, the documents incorporated by reference in this prospectus or any prospectus supplement, and any free writing prospectus that we may authorize for use in connection with this offering. The risks and uncertainties described in these documents could materially adversely affect our business, financial condition and results of operations. The risks described in these documents are not the only ones we face. Additional risks and uncertainties that we are unaware of, or that we currently believe are not material, also may become important factors that could adversely affect our business. Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks actually occurs, our business, reputation, financial condition, results of operations, revenue, and future prospects could be seriously harmed. This could cause our net asset value and the trading price of our securities to decline, resulting in a loss of all or part of your investment. Please also read carefully the section titled “Special Note Regarding Forward-Looking Statements” in this prospectus.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
The following description is based on relevant portions of the Maryland General Corporation Law and on our charter and bylaws. This summary is not necessarily complete, and we refer you to the Maryland General Corporation Law and our charter and bylaws for a more detailed description of the provisions summarized below.
Capital Stock
Our authorized capital stock consists of 100,000,000 shares of common stock, par value $0.001 per share, of which 37,954,364 were outstanding as of February 25, 2026. Our common stock trades on the Nasdaq Global Select Market under the ticker symbol “FDUS.” There are no outstanding options or warrants to purchase our stock. No stock has been authorized for issuance under any equity compensation plan. Under Maryland law, our stockholders generally are not personally liable for our debts or obligations.
Under our charter, our board of directors is authorized to classify and reclassify any unissued shares of stock into other classes or series of stock without obtaining stockholder approval. As permitted by the Maryland General Corporation Law, our charter provides that the board of directors, without any action by our stockholders, may amend the charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that we have authority to issue.
Common Stock
All shares of our common stock have equal rights as to earnings, assets, voting, and distributions and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to the holders of our common stock if, as and when authorized by our board of directors and declared by us out of assets legally available therefor. Shares of our common stock have no preemptive, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract. In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time. Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock will possess exclusive voting power. There is no cumulative voting in the election of directors, which means that holders of a majority of the outstanding shares of common stock can elect all of our directors, and holders of less than a majority of such shares will be unable to elect any director.
Long-Term Debt
The SBA debentures issued by the SBIC Funds have fixed interest rates that approximate prevailing
10-year
Treasury Note rates plus a spread and have a maturity of ten years with interest payable semi-annually. The principal amount of the SBA debentures is not required to be paid before maturity but may be pre-paid
at any time. As of December 31, 2025, the SBIC Funds had $237.5 million of outstanding SBA debentures.
Credit Facility
On October 16, 2025, we entered into a credit and security agreement (the “SPV Credit Agreement”) relating to a special purpose vehicle credit facility (the “SPV Credit Facility”) by and among FIC Funding, LLC (the “SPV”), as borrower, us, as servicer and equityholder, ING, as administrative agent (the “Administrative Agent”) and lead arranger, Western Alliance Trust Company, N.A., as custodian, collateral agent, and collateral administrator, and the lenders from time to time parties thereto. The SPV Credit Facility is secured primarily by a pledge of 100% of the equity interest in the SPV held by the Company and the SPV’s assets, which consist of certain bank loans or securities. The SPV Credit Facility provides for $175.0 million of initial commitments, and has an accordion feature that allows for an increase of the total commitments to up to $250.0 million, subject to certain conditions (including the consent of the Administrative Agent). On December 22, 2025, the total commitments available under the SPV Credit Facility was increased from $175.0 million to $225.0 million pursuant to the accordion feature. The SPV Credit Facility has a reinvestment period until October 16, 2029 and matures on October 16, 2030. The advances under the SPV Credit Facility bear interest, subject to our election, on a per annum basis equal to one-month Term SOFR plus 0.11448% and an applicable margin ranging from 2.500% to 2.675%. The SPV pays a commitment fee that varies depending on the size of the unused portion of the SPV Credit Facility: (1) if the utilized portion of the aggregate commitments as of the close of business on such day is less than 35% of the aggregate commitments (the “Minimum Utilization Amount”), the commitment fee will equal the sum of (a) the then applicable margin multiplied by (i) the Minimum Utilization Amount minus (ii) the aggregate outstanding principal balance of the advances on such day and (b) 0.50% multiplied by 65% of the commitments and (2) if the utilized portion of the aggregate commitments is greater than or equal to the Minimum Utilization Amount, the commitment fee will equal 0.50% multiplied by the unused amount of the commitments.
Amounts available to borrow under the SPV Credit Facility are subject to a minimum borrowing/collateral base that applies an advance rate to certain investments held by the SPV. We are subject to limitations with respect to the investments securing the SPV Credit Facility, including, but not limited to, restrictions on sector concentrations, loan size, payment frequency and status and collateral interests, as well as restrictions on portfolio company leverage, which may also affect the borrowing base and therefore amounts available to borrow. As of December 31, 2025, the remaining available borrowing base on the SPV Credit Facility was $102.2 million.
We have made customary representations and warranties and we are required to comply with various covenants, reporting requirements and other customary requirements. These covenants are subject to important limitations and exceptions that are described in the documents governing the SPV Credit Facility. As of December 31, 2025, we were in compliance in all material respects with the terms of the SPV Credit Agreement.

Outstanding Securities [Table Text Block]
Outstanding Securities
The following table shows our outstanding classes of securities as of December 31, 2025:

(a) Title of Class	(b) Amount Authorized	(c) Amount Held by us or for Our Account	(d) Amount Outstanding Exclusive of Amounts Shown Under (c)
Common Stock	100,000,000	70,540	37,954,364
SBA Debentures	$ 321.5 million (1)	—	$ 237.5 million
Credit Facility	$ 225.0 million	—	$ 83.9 million
Notes	$ 325.0 million	—	$ 325.0 million

(1)	For more information regarding our limitations as to SBA debenture issuances, see “Regulation — Small Business Administration Regulations” in our most recent Annual Report on Form 10-K.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		1603 Orrington Avenue
Entity Address, Address Line Two		Suite 1005
Entity Address, City or Town		Evanston
Entity Address, State or Province		IL
Entity Address, Postal Zip Code		60201
Contact Personnel Name		Edward H. Ross
SBA Debentures [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			SBA Debentures
Outstanding Security, Authorized [Shares]	[1]		321,500,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			237,500,000
Credit Facility [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Credit Facility
Outstanding Security, Authorized [Shares]			225,000,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			83,900,000
Notes [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Notes
Outstanding Security, Authorized [Shares]			325,000,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			325,000,000
Common Share [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Stock
Outstanding Security, Title [Text Block]			Common Stock
Outstanding Security, Authorized [Shares]			100,000,000
Outstanding Security, Held [Shares]			70,540
Outstanding Security, Not Held [Shares]			37,954,364

[1]	For more information regarding our limitations as to SBA debenture issuances, see “Regulation — Small Business Administration Regulations” in our most recent Annual Report on Form 10-K.